Taxes payable (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
Value-added tax payable	$ 1,135,002	$ 990,173
Income tax payable	404,617	198,130
Other taxes payable	131,703	110,844
Total	$ 1,671,322	$ 1,299,147